Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Humana Puerto Rico Retirement Savings Plan
Plan #004 EIN #61-0647538
Schedule H, Line 4i – Schedule of Assets (Held at End of Year), as of December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of investment	(d) Cost**	(e) Current Value
	Registered Investment Companies (Mutual Funds):
*	Schwab Retirement Government Money Fund	Mutual fund	—	$4,340,294
	Delaware Small Cap Value Fund I	Mutual fund	—	872,918
	Total Mutual Funds			5,213,212

	Common/Collective Trusts:
	PIMCO Total Return CTF Class N	Common/Collective Trust	—	4,837,187
	State Street US Bond IDX NL M	Common/Collective Trust	—	1,824,461
	MFS International Equity Class 5B	Common/Collective Trust	—	3,891,187
*	Schwab Institutional Large Cap Value Trust Fund Class I	Common/Collective Trust	—	5,933,239
	JPMCB Large Cap Growth Fund CF-E	Common/Collective Trust	—	7,086,977
*	Schwab Index Retirement Trust Fund 2010 Unit Class IV	Common/Collective Trust	—	178,964
*	Schwab Index Retirement Trust Fund 2015 Unit Class IV	Common/Collective Trust	—	12,263
*	Schwab Index Retirement Trust Fund 2020 Unit Class IV	Common/Collective Trust	—	1,942,452
*	Schwab Index Retirement Trust Fund 2025 Unit Class IV	Common/Collective Trust	—	229,716
*	Schwab Index Retirement Trust Fund 2030 Unit Class IV	Common/Collective Trust	—	5,149,990
*	Schwab Index Retirement Trust Fund 2035 Unit Class IV	Common/Collective Trust	—	421,859
*	Schwab Index Retirement Trust Fund 2040 Unit Class IV	Common/Collective Trust	—	9,742,091
*	Schwab Index Retirement Trust Fund 2045 Unit Class IV	Common/Collective Trust	—	1,103,291
*	Schwab Index Retirement Trust Fund 2050 Unit Class IV	Common/Collective Trust	—	9,971,949
*	Schwab Index Retirement Trust Fund 2055 Unit Class IV	Common/Collective Trust	—	3,054,087
*	Schwab Index Retirement Trust Fund 2060 Unit Class IV	Common/Collective Trust	—	2,725,539
*	Schwab Index Retirement Trust Fund 2065 Unit Class IV	Common/Collective Trust	—	196,999
	SS GBL All Cap EQ US IDX NL K	Common/Collective Trust	—	5,058,509
	State Street Russell All Cap C	Common/Collective Trust	—	8,632,847
	State Street Russell Small Cap K	Common/Collective Trust	—	3,261,501
	State Street S&P 500 INDX NL K	Common/Collective Trust	—	3,911,541
	Loomis Sayles Small Cap Growth D	Common/Collective Trust	—	2,422,857
	Total Common/Collective Trusts			81,589,506

	Other Investments:
*	Humana Unitized Stock Fund:
	Humana Common Stock	Common Stock	—	3,920,597
	State Street Government Short Term Investment Fund	Money Market Fund	—	97,332
	Total Humana Unitized Stock Fund			4,017,929
*	Personal Choice Retirement Account - Self-directed Brokerage Account	Brokerage accounts	—	47,346
*	Banco Popular Puerto Rico Time Deposit	Interest-bearing cash		78,893
*	Notes Receivable from Participants, Interest Rate: 4.25% - 9.50%, with Maturity Dates: 2026-2034	Participant loans	—	3,182,649
	Total			$94,129,535
*	Party-in-interest to the Plan
**	Historical cost is not required as all investments are participant-directed